Matthews Asia Innovators Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.7%

	Shares	Value

CHINA/HONG KONG: 52.3%
Meituan B Shares[b,c,d]	3,242,700	$103,511,686

Bilibili, Inc. ADR[c]	1,343,251	88,882,919

Silergy Corp.	589,000	85,672,153

Tencent Holdings, Ltd.	1,401,400	83,661,840

Wuxi Biologics Cayman, Inc.[b,c,d]	5,038,500	81,725,961

JD.com, Inc. A Shares[c]	1,419,100	51,161,871

China Mengniu Dairy Co., Ltd.	6,985,000	44,982,256

Alibaba Group Holding, Ltd.[c]	2,303,600	42,648,714

Innovent Biologics, Inc.[b,c,d]	4,022,000	38,732,873

China Merchants Bank Co., Ltd. H Shares	4,730,000	37,642,039

XPeng, Inc. ADR[c]	1,039,300	36,936,722

Shenzhou International Group Holdings, Ltd.	1,589,700	33,738,952

Huazhu Group, Ltd. ADR[c]	726,100	33,298,946

Pinduoduo, Inc. ADR[c]	327,700	29,712,559

WuXi AppTec Co., Ltd. H Shares[b,d]	1,208,600	28,136,001

LONGi Green Energy Technology Co., Ltd. A Shares	1,971,501	25,115,746

Jacobio Pharmaceuticals Group Co., Ltd.[b,c,d]	6,519,200	15,553,027

JD Logistics, Inc.[b,c,d]	3,480,100	14,588,051

Medlive Technology Co., Ltd.[b,c,d]	1,995,000	9,648,700

Estun Automation Co., Ltd. A Shares	2,228,475	7,535,647

Zhaoke Ophthalmology, Ltd.[b,c,d]	5,696,867	5,459,964

Total China/Hong Kong		898,346,627

INDIA: 23.3%
Bajaj Finance, Ltd.	736,538	75,788,587

ICICI Bank, Ltd.	8,057,192	75,711,131

HDFC Bank, Ltd.	3,222,194	68,884,896

Reliance Industries, Ltd.	1,375,977	46,569,682

Dabur India, Ltd.	4,853,515	40,273,604

Crompton Greaves Consumer Electricals, Ltd.	4,408,727	28,405,952

Maruti Suzuki India, Ltd.	224,541	22,147,337

Metropolis Healthcare, Ltd.[b,d]	601,476	21,816,918

Zomato, Ltd.[c]	10,798,158	19,871,724

Total India		399,469,831

SINGAPORE: 6.7%
Sea, Ltd. ADR[c]	360,600	114,934,038

Total Singapore		114,934,038

SOUTH KOREA: 4.5%
LG Chem Ltd.	55,148	35,767,355

SK Innovation Co., Ltd.[c]	114,097	25,119,658

NAVER Corp.	53,246	17,276,568

Total South Korea		78,163,581

TAIWAN: 3.6%
Alchip Technologies, Ltd.	1,316,000	43,401,292

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	915,000	$18,924,110

Total Taiwan		62,325,402

UNITED STATES: 2.3%
Airbnb, Inc. Class Ac	236,100	39,605,775

Total United States		39,605,775

NETHERLANDS: 1.8%
ASML Holding NV	41,700	31,071,087

Total Netherlands		31,071,087

FRANCE: 1.4%
LVMH Moet Hennessy Louis Vuitton SE	34,267	24,544,227

Total France		24,544,227

VIETNAM: 1.3%
Mobile World Investment Corp.	3,863,274	21,628,337

Total Vietnam		21,628,337

INDONESIA: 0.5%
PT Bank Rakyat Indonesia Persero	32,769,200	8,734,525

Total Indonesia		8,734,525

TOTAL INVESTMENTS: 97.7%		1,678,823,430
(Cost $1,507,466,216)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%		38,720,700

NET ASSETS: 100.0%		$1,717,544,130

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $319,173,181, which is 18.58% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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